Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment
Schedule of Property and Equipment
	December 31,	December 31,
	2024	2023
Computer equipment	$71,335	$69,200
Computer server	22,551	19,751
Mining equipment	54,325	54,325
	148,211	143,276
Less: Accumulated depreciation	(81,857)	(53,732)
Property and equipment - net	$66,354	$89,544